Digital assets (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Digital assets [abstract]
Gain on fair value	$ 636,574	$ 0	$ 831,372	$ 0
Invested in additional digital assets			5,131,931
Digital assets sold			1,617,284
Gross proceeds			2,107,421
Gain on sale of digital assets	$ 386,124	$ 0	$ 490,137	$ 0